UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hermes Fund Managers (North America) LP
Address: 200 State Street, 7th Floor
         Boston, MA  02109-2696

13F File Number:  028-13889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Liz Staley
Title:     Compliance Officer
Phone:     617-892-8930

Signature, Place, and Date of Signing:

 /s/ Liz Staley     Boston, MA     February 12, 2013

HERMES FUND MANAGERS (NORTH AMERICA) LP (HFMNA) REPORTS ITS ASSETS ON THE HERMES INVESTMENT MANAGEMENT LTD. (HIML) 13F. BOTH ENTITIES ARE MAJORITY OWNED SUBSIDIARIES OF HERMES FUND MANAGERS LIMITED, A UK HOLDING COMPANY. HIML AND HFMNA HAVE AN AGREEMENT WHERE HIML ACTS AS THE TRADING DESK FOR
ALL HFMNA TRADING ACTIVITY BUT HFMNA DOES RETAIN DISCRETION OVER ITS ASSETS, WHICH ARE IDENTIFIED IN THE TABLE.

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10437                     Hermes Investment Management Ltd